Financial Instruments (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Change of interest rates	1.00%
Repaid interest and principal of debentures	₪ 864	₪ 732	₪ 873
Repayments of debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Repaid interest and principal of debentures	₪ 418	₪ 592